Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Inventories
Schedule of inventory

	2017	2016	2015
	$m	$m	$m
Raw materials and consumables	1,024	811	960
Inventories in process	1,208	1,060	545
Finished goods and goods for resale	803	463	638
Inventories	3,035	2,334	2,143